Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Details) - Pension Benefits [Member] - CAD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	$ 8,665	$ 7,546	$ 9,358
ABO	7,863	7,002
Fair value of plan assets	$ 8,764	$ 7,904	$ 8,645